Schedule of deferred tax assets and liabilities (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Income Tax Disclosure [Abstract]
Fixed assets	$ (15)
Intangibles
Inventory	38
Stock options	5,266
Payroll	39
Other assets	2,395
Lease assets (liabilities), net	1
Net operating loss carryforwards	23,962
Gross deferred tax assets	31,686
Valuation allowance	(31,686)
Net deferred tax assets